Capital Lease and Finance Obligations - UNS Energy (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($) lease	Dec. 31, 2018 CAD ($) lease
Capital Leased Assets [Line Items]
Total lease obligations						$ 642
Gila River Common Facilities | UNS Energy
Capital Leased Assets [Line Items]
Lease term (years)	20 years
Demand Charge	$ 10	$ 0
Springerville Common Facilities | UNS Energy
Capital Leased Assets [Line Items]
Interest rate					5.77%	5.77%
Amortized principal balance		23				$ 16
Total lease obligations		26				$ 19
Interest expense	3	4
Depreciation expense related to assets under capital lease	$ 8	$ 8
Springerville Common Facilities | UNS Energy | Capital Leases | LIBOR
Capital Leased Assets [Line Items]
Variable rate (percent)	2.00%
Springerville Common Facilities | TEP
Capital Leased Assets [Line Items]
Total number of capital lease obligations | lease					2	2
Fixed-price purchase provision					$ 68
Springerville Common Facilities | TEP | Minimum
Capital Leased Assets [Line Items]
Lease renewal term	2 years
Forecast | Gila River Common Facilities | UNS Energy
Capital Leased Assets [Line Items]
Estimated purchase option			$ 164	$ 224